VIRTUS SGA EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Communication Services—8.7%
Kakao Corp.	2,535	$ 136
NAVER Corp.	843	156
Tencent Holdings Ltd.	2,388	108
		400

Consumer Discretionary—24.2%
adidas AG	740	131
Fast Retailing Co. Ltd.	425	223
Huazhu Group Ltd.	59,410	230
JD.com, Inc. Class A	4,172	134
MercadoLibre, Inc.(1)	251	160
Yum China Holdings, Inc.	4,916	240
		1,118

Consumer Staples—28.7%
Budweiser Brewing Co. APAC Ltd.	71,592	214
China Mengniu Dairy Co., Ltd.(1)	42,444	212
CP ALL PCL	143,458	244
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	2,614	176
Raia Drogasil S.A.	28,027	103
Unilever plc Sponsored ADR	3,266	150
Wal-Mart de Mexico SAB de C.V.	65,602	226
		1,325

Financials—23.4%
AIA Group Ltd.	21,721	235
Bank Central Asia Tbk PT	442,738	216
HDFC Bank Ltd. ADR	5,059	278
Sanlam Ltd.	47,341	154
XP, Inc. Class A(1)	10,804	194
		1,077

Health Care—4.2%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	166,109	193
Information Technology—5.2%
Infosys Ltd. Sponsored ADR	13,028	241
Materials—2.0%
Asian Paints Ltd.	2,736	93
Real Estate—2.2%
Country Garden Services Holdings Co., Ltd.	23,027	102
Total Common Stocks (Identified Cost $4,922)		4,549

Total Long-Term Investments—98.6% (Identified Cost $4,922)		4,549

TOTAL INVESTMENTS—98.6% (Identified Cost $4,922)		$4,549
Other assets and liabilities, net—1.4%		63
NET ASSETS—100.0%		$4,612
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
China	22%
Hong Kong	15
India	14
Brazil	10
Mexico	9
South Korea	6
Thailand	5
Other	19
Total	100%
† % of total investments as of June 30, 2022.
See Notes to Schedule of Investments

VIRTUS SGA EMERGING MARKETS GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$4,549	$4,549
Total Investments	$4,549	$4,549
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2022.
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
See Notes to Schedule of Investments

VIRTUS SGA Emerging Markets Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
 Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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